Summary of Significant Accounting Policies - Summary of Accounts Receivable from Joint Interest Owners and Other (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Derivatives expired positions	$ 13,754
Joint interest owners	12,714	4,465
Other	900	645
Accounts receivable from joint interest owners and other	36,937	5,110
Wyoming Acquisition [Member]
Related Party Transaction [Line Items]
Wyoming Acquisition	$ 9,569